Annual Total Returns [BarChart] - The Gabelli Growth Fund - Class AAA Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(3.84%)
Annual Return 2012	15.77%
Annual Return 2013	33.97%
Annual Return 2014	9.79%
Annual Return 2015	5.11%
Annual Return 2016	2.83%
Annual Return 2017	29.49%
Annual Return 2018	1.83%
Annual Return 2019	34.51%
Annual Return 2020	39.12%